Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 61.9%

Communication Services - 5.7%
Entertainment - 1.0%
Spotify Technology S.A.*	7,623	$3,811,042
Interactive Media & Services - 4.7%
Alphabet, Inc. - Class A	22,032	7,846,256
Meta Platforms, Inc. - Class A	12,851	7,154,280
Tencent Holdings Ltd. - ADR (China)	29,789	1,829,939
		16,830,475
Total Communication Services		20,641,517
Consumer Discretionary - 5.9%
Broadline Retail - 3.7%
Amazon.com, Inc.*	37,472	10,176,646
MercadoLibre, Inc. (Brazil)*	1,673	3,141,810
		13,318,456
Hotels, Restaurants & Leisure - 0.6%
Booking Holdings, Inc.	11,225	2,165,303
Specialty Retail - 1.6%
The TJX Companies, Inc.	36,104	5,680,603
Total Consumer Discretionary		21,164,362
Consumer Staples - 1.3%
Personal Care Products - 1.3%
L’Oreal S.A. - ADR (France)	53,018	4,721,783
Financials - 10.1%
Banks - 1.7%
NU Holdings Ltd. - Class A (Brazil)*	431,364	6,181,446
Capital Markets - 2.8%
BlackRock, Inc.	3,754	4,093,324
Deutsche Boerse AG - ADR (Germany)	67,830	2,043,040
Moody’s Corp.	4,104	1,963,271
Nasdaq, Inc.	22,221	2,092,996
		10,192,631
Financial Services - 5.0%
Mastercard, Inc. - Class A	16,961	9,720,349
Visa, Inc. - Class A	22,740	8,325,796
		18,046,145
Insurance - 0.6%
Admiral Group plc - ADR (United Kingdom)	42,077	2,142,982
Total Financials		36,563,204
Health Care - 9.1%
Biotechnology - 0.5%
Natera, Inc.*	7,104	1,902,167
Health Care Equipment & Supplies - 1.1%
The Cooper Companies, Inc.*	52,774	3,816,616
Health Care Providers & Services - 7.0%
Cardinal Health, Inc.	8,150	1,874,745
Cencora, Inc.	6,182	1,924,704
Elevance Health, Inc.	12,876	4,839,316

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Guardant Health, Inc.*	12,516	$2,027,467
McKesson Corp.	2,302	1,970,949
Molina Healthcare, Inc.*	22,457	4,393,038
Tenet Healthcare Corp.*	20,998	5,349,870
UnitedHealth Group, Inc.	6,968	2,887,539
		25,267,628
Pharmaceuticals - 0.5%
Sanofi S.A. - ADR	41,147	1,772,613
Total Health Care		32,759,024
Industrials - 10.6%
Aerospace & Defense - 1.7%
BAE Systems plc - ADR (United Kingdom)	17,784	2,019,729
HEICO Corp. - Class A	15,361	3,952,078
		5,971,807
Air Freight & Logistics - 1.7%
United Parcel Service, Inc. - Class B	60,727	6,328,968
Commercial Services & Supplies - 0.2%
Rollins, Inc.	17,590	667,892
Electrical Equipment - 1.1%
AMETEK, Inc.	16,539	3,997,642
Ground Transportation - 1.5%
Knight-Swift Transportation Holdings, Inc.	79,598	5,534,449
Machinery - 1.3%
Atlas Copco AB - ADR (Sweden)	224,832	4,777,680
Professional Services - 1.2%
Experian plc - ADR	110,904	4,203,262
Trading Companies & Distributors - 1.9%
Diploma plc - ADR (United Kingdom)	30,864	787,032
IMCD N.V. - ADR (Netherlands)	69,254	3,802,737
MonotaRO Co. Ltd. - ADR (Japan)	169,328	2,117,108
		6,706,877
Total Industrials		38,188,577
Information Technology - 15.5%
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp. - Class A	12,237	1,966,486
Halma plc - ADR (United Kingdom)	15,941	1,528,901
		3,495,387
Semiconductors & Semiconductor Equipment - 7.6%
Applied Materials, Inc.	3,164	1,606,268
ASML Holding N.V. (Netherlands)	2,082	3,391,578
Lam Research Corp.	5,466	1,601,648
NVIDIA Corp.	68,443	13,739,932

Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	17,853	$7,217,075
		27,556,501
Software - 5.9%
Cadence Design Systems, Inc.*	5,127	1,743,282
Microsoft Corp.	33,318	15,483,541
ServiceNow, Inc.*	37,772	4,201,380
		21,428,203
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	11,196	3,458,556
Total Information Technology		55,938,647
Materials - 2.1%
Chemicals - 0.5%
Air Liquide S.A. - ADR (France)	50,044	1,969,732
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	271,701	2,915,352
Paper & Forest Products - 0.8%
West Fraser Timber Co. Ltd. (Canada)	42,018	2,724,867
Total Materials		7,609,951
Real Estate - 1.6%
Real Estate Management & Development - 1.1%
CBRE Group, Inc. - Class A*	27,483	4,034,779
Specialized REITs - 0.5%
Weyerhaeuser Co.	76,441	1,913,319
Total Real Estate		5,948,098
TOTAL COMMON STOCKS (Identified Cost $192,807,498)		223,535,163

CORPORATE BONDS - 9.1%

Non-Convertible Corporate Bonds- 9.1%
Communication Services - 0.7%
Interactive Media & Services - 0.4%
Meta Platforms, Inc., 5.25%, 5/15/2036	1,470,000	1,409,346
Media - 0.1%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	400,000	395,974
Wireless Telecommunication Services - 0.2%
Sprint Capital Corp., 8.75%, 3/15/2032	615,000	715,495
Total Communication Services		2,520,815
Consumer Discretionary - 0.6%
Diversified Consumer Services - 0.4%
Cornell Univ., 4.169%, 6/15/2030	1,380,000	1,354,717

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Hotels, Restaurants & Leisure - 0.2%
Airbnb, Inc., 4.65%, 3/16/2031	750,000	$739,393
Total Consumer Discretionary		2,094,110
Consumer Staples - 0.2%
Beverages - 0.2%
Becle S.A.B. de C.V. (Mexico), 2.50%, 10/14/2031[2]	910,000	773,708
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Cameron LNG LLC, 3.302%, 1/15/2035[2]	790,000	676,191
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	930,000	1,003,653
Energy Transfer LP, 6.50%, 2/1/2042	980,000	1,004,314
Total Energy		2,684,158
Financials - 4.0%
Banks - 1.8%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	1,130,000	1,013,670
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 1.171%), 4.503%, 9/11/2031[3]	1,040,000	1,016,432
Citizens Financial Group, Inc., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.450%), 5.299%, 1/29/2036[3]	690,000	675,280
Huntington Bancshares, Inc., 2.55%, 2/4/2030	400,000	367,391
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	1,380,000	1,357,303
Morgan Stanley Private Bank NA, (U.S. Secured Overnight Financing Rate + 0.762%), 4.213%, 2/8/2030[3]	970,000	953,914
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[3]	1,020,000	1,016,351
		6,400,341
Capital Markets - 0.7%
Blackstone Private Credit Fund, 5.95%, 5/15/2031	740,000	724,157
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[2]	550,000	550,577
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	1,340,000	1,353,056
		2,627,790
Consumer Finance - 0.4%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[3]	1,300,000	1,353,890

Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Financial Services - 0.7%
Apollo Global Management, Inc.
5.15%, 8/12/2035	710,000	$678,478
5.70%, 3/30/2036	680,000	670,813
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/2030[2]	830,000	810,590
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	340,000	339,810
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $275,000)[4]	275,000	247,011
		2,746,702
Insurance - 0.4%
Athene Global Funding, 5.033%, 7/17/2030[2]	730,000	719,751
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	650,000	674,226
		1,393,977
Total Financials		14,522,700
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
VSP Optical Group, Inc., 5.40%, 6/1/2033[2]	730,000	722,105
Industrials - 0.4%
Construction Materials - 0.2%
Eagle Materials, Inc., 5.00%, 3/15/2036	720,000	678,217
Trading Companies & Distributors - 0.2%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	710,000	682,279
Total Industrials		1,360,496
Information Technology - 0.3%
Software - 0.3%
Constellation Software, Inc. (Canada), 5.461%, 2/16/2034[2]	1,100,000	1,059,321
Materials - 0.5%
Metals & Mining - 0.5%
Corp. Nacional del Cobre de Chile (Chile), 5.529%, 1/30/2037[2]	1,020,000	980,541
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	876,092	867,828
Total Materials		1,848,369
Real Estate - 0.9%
Specialized REITs - 0.9%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $552,500)[4]	650,000	650,111

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs (continued)
Safehold GL Holdings LLC
2.85%, 1/15/2032	755,000	$666,398
6.10%, 4/1/2034	660,000	679,863
SBA Tower Trust, 6.599%, 1/15/2028[2]	1,250,000	1,260,612
Total Real Estate		3,256,984
Utilities - 0.6%
Electric Utilities - 0.4%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	650,000	677,070
Duke Energy Florida LLC, 6.40%, 6/15/2038	670,000	713,627
		1,390,697
Independent Power and Renewable Electricity Producers - 0.2%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	760,000	785,865
Total Utilities		2,176,562
TOTAL CORPORATE BONDS (Identified Cost $33,496,598)		33,019,328

U.S. TREASURY SECURITIES - 11.3%

U.S. Treasury Bonds - 9.1%
U.S. Treasury Bond
2.375%, 2/15/2042	13,370,000	9,371,535
3.00%, 5/15/2047	13,822,000	9,798,502
3.625%, 2/15/2053	13,421,000	10,210,445
U.S. Treasury Inflation Indexed Bonds
2.125%, 2/15/2041	1,821,057	1,685,402
2.375%, 2/15/2055	1,853,242	1,617,823
Total U.S. Treasury Bonds (Identified Cost $35,591,035)		32,683,707
U.S. Treasury Notes - 2.2%
U.S. Treasury Note, 4.125%, 11/15/2032
(Identified Cost $8,417,737)	8,256,000	8,079,270
TOTAL U.S. TREASURY SECURITIES (Identified Cost $44,008,772)		40,762,977

ASSET-BACKED SECURITIES - 5.5%

Capital Street Master Trust, Series 2026- 1, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 4.770%, 5/16/2030[2,5]	930,000	929,175
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	807,946	665,503
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	830,000	847,825

Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	330,041	$299,390
ECMC Group Student Loan Trust, Series 2025-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.050%), 4.666%, 11/25/2074[2,5]	872,766	872,997
FIP Master Funding LLC, Series 2026- 1A, Class A1, 4.90%, 3/15/2056[2]	1,028,856	1,000,435
FNA 9 LLC, Series 2026-1, Class A, 5.509%, 4/16/2046[2,6]	643,925	642,170
GGAM Master Trust International Ltd., Series 2026-1A, Class A, (Cayman Islands), 5.861%, 9/30/2060[2]	370,000	367,038
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/2056[2]	861,538	833,142
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	700,000	702,120
LEDN Issuer Trust, Series 2026-1A, Class A, 6.748%, 2/25/2041 (Acquired 02/18/2026, cost $1,219,983)[4]	1,220,000	1,219,404
MC Aviation Ltd., Series 2026-1A, Class A, (Cayman Islands), 5.824%, 7/15/2051[2]	730,000	724,648
Nelnet Student Loan Trust, Series 2012- 3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 4.431%, 3/26/2040[2,5]	87,127	86,293
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061[2]	2,275,000	1,842,773
Oryx Funding LLC, Series 2026-1A, Class A2, 6.299%, 6/5/2056[2]	975,000	969,010
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	143,108	143,942
Oxford Finance Funding LLC
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	819,518	807,949
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	1,135,867	1,141,867
Oxford Finance Funding Trust, 6.423%, 9/15/2035	552,898	552,489
PEAR LLC
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,069,722	1,073,642
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	325,691	325,336
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,219,320	1,159,157
SLM Student Loan Trust, Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 4.381%, 5/26/2026[5]	1,898,363	1,867,704

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.693%, 3/15/2056[2]	980,000	$946,617
TOTAL ASSET-BACKED SECURITIES (Identified Cost $20,764,109)		20,020,626

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.1%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,6]	935,940	931,601
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.400%), 5.076%, 2/15/2043[2,5]	780,000	781,074
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,6]	14,843	13,769
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,6]	714,580	571,933
COLT Mortgage Loan Trust, Series 2021-4, Class A1, 1.397%, 10/25/2066[2,6]	1,815,846	1,511,953
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.565%, 5/15/2043[2,6]	840,000	827,148
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,6]	131,315	115,944
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,6]	79,088	68,602
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,6]	37,347	34,465
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[2,6]	1,449,480	1,256,076
Fannie Mae REMICS, Series 2021-69, Class WJ, 1.50%, 10/25/2050	699,184	603,479
Finance Of America Structured Securities Trust, Series 2026-PC2, Class A1, 4.50%, 6/25/2056[2,6]	738,577	721,972
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,438,855	1,264,806
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	132,443	122,042
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 4.478%, 12/25/2051[2,5]	979,661	941,452
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,6]	693,147	609,741
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,6]	710,804	626,572
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,6]	770,106	656,016

Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,6]	13,386	$13,296
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,6]	79,388	69,719
JP Morgan Seasoned Mortgage Trust, Series 2025-1, Class A3, 3.661%, 1/25/2063[2,6]	1,505,328	1,326,160
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,6]	115,029	109,236
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,6]	146,037	139,948
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,6]	170,291	159,092
OBX Trust
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,6]	1,158,756	969,141
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,7]	719,684	719,682
Onity Loan Investment Trust
Series 2026-HB2, Class A, 3.00%, 5/25/2039[2,6]	516,000	505,921
Series 2026-HB3, Class A, 3.00%, 6/25/2039[2,6]	627,721	613,996
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 9.654%, 7/25/2029 (Acquired 07/24/2023, cost $150,982)[4,5]	150,980	150,974
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,6]	674,508	616,775
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,6]	838,569	713,519
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,6]	1,581,261	1,266,460
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,6]	1,543,808	1,235,557
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[6]	167,686	143,386
Series 2013-6, Class A2, 3.00%, 5/25/2043[6]	350,344	313,388
Series 2013-7, Class A2, 3.00%, 6/25/2043[6]	72,304	64,756
Series 2013-8, Class A1, 3.00%, 6/25/2043[6]	94,265	84,513
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 6.75%, 11/15/2027[2,5]	1,103,101	551,845
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,6]	88,126	83,859
Towd Point Mortgage Trust, Series 2019- HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 4.839%, 10/25/2048[2,5]	114,243	114,278

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Velocity Commercial Capital Loan Trust, Series 2026-3, Class A, 5.71%, 7/25/2056[2,6]		518,524	$516,382
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,6]		38,210	35,082
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $24,656,774)			22,175,610

FOREIGN GOVERNMENT BONDS - 0.4%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[2]		1,305,000	1,303,037
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	972,000	54,455
TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $1,379,013)			1,357,492

MUNICIPAL BONDS - 0.4%

California, Public Impt., G.O. Bond, 7.50%, 4/1/2034		300,000	335,712
Metropolitan Government of Nashville & Davidson County, Public Impt., G.O. Bond, 5.707%, 7/1/2034		325,000	332,829
Oregon Local Governments, Various Purposes Impt., G.O. Bond, BAM, 6.095%, 6/1/2028		247,484	252,797
Phoenix, Public Impt., Series A, G.O. Bond, 5.269%, 7/1/2034		315,000	315,187
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028		230,000	218,570
TOTAL MUNICIPAL BONDS (Identified Cost $1,476,926)			1,455,095

U.S. GOVERNMENT AGENCIES - 3.0%

Mortgage-Backed Securities - 3.0%
Fannie Mae
Pool #MA3463, UMBS, 4.00%, 9/1/2033		106,416	104,564
Pool #MA1834, UMBS, 4.50%, 2/1/2034		160,427	159,281
Pool #MA1903, UMBS, 4.50%, 5/1/2034		70,483	69,959
Pool #889576, UMBS, 6.00%, 4/1/2038		71,607	74,059
Pool #889579, UMBS, 6.00%, 5/1/2038		59,370	61,402
Pool #MA3412, UMBS, 3.50%, 7/1/2038		187,963	178,183
Pool #995196, UMBS, 6.00%, 7/1/2038		3,334	3,437

Investment Portfolio - July 31, 2026

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AD0207, UMBS, 6.00%, 10/1/2038	187,109	$193,515
Pool #AD0220, UMBS, 6.00%, 10/1/2038	5,961	6,146
Pool #MA0258, UMBS, 4.50%, 12/1/2039	121,310	118,389
Pool #AL1595, UMBS, 6.00%, 1/1/2040	68,895	71,253
Pool #AL0152, UMBS, 6.00%, 6/1/2040	144,296	149,236
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,477,407	1,301,373
Pool #AI5172, UMBS, 4.00%, 8/1/2041	148,840	140,572
Pool #AL1410, UMBS, 4.50%, 12/1/2041	265,830	258,415
Pool #MA4934, UMBS, 5.00%, 2/1/2043	2,152,541	2,126,816
Pool #AL7729, UMBS, 4.00%, 6/1/2043	132,704	125,333
Pool #AX5234, UMBS, 4.50%, 11/1/2044	157,780	152,547
Pool #BC6764, UMBS, 3.50%, 4/1/2046	105,513	95,280
Pool #BD6997, UMBS, 4.00%, 10/1/2046	76,504	71,253
Pool #BE7845, UMBS, 4.50%, 2/1/2047	87,349	84,013
Pool #AL8674, 5.618%, 1/1/2049	458,125	467,738
Pool #FS9332, UMBS, 3.00%, 3/1/2050	1,082,801	948,215
Pool #FS2696, UMBS, 3.00%, 12/1/2051	1,096,876	944,828
Pool #MA4807, UMBS, 5.50%, 11/1/2052	822,289	820,782
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	93,896	93,294
Pool #C91771, 4.50%, 6/1/2034	110,985	110,291
Pool #C91780, 4.50%, 7/1/2034	129,736	128,942
Pool #G03926, 6.00%, 2/1/2038	28,556	29,568
Pool #G05906, 6.00%, 4/1/2040	28,396	29,402
Pool #SD8044, UMBS, 3.00%, 2/1/2050	1,901,307	1,639,339
TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $11,464,307)		10,757,425

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

SHORT-TERM INVESTMENT - 2.0%

BNY Dreyfus Government Cash Management, Institutional Shares, 3.56%[8]
(Identified Cost $7,232,082)	7,232,082	$7,232,082

TOTAL INVESTMENTS - 99.7% (Identified Cost $337,286,079)		360,315,798
OTHER ASSETS, LESS LIABILITIES - 0.3%		1,128,934
NET ASSETS - 100%		$361,444,732

Investment Portfolio - July 31, 2026

(unaudited)

ADR - American Depositary Receipt
G.O. Bond - General Obligation Bond
Impt. - Improvement
MXN - Mexican Peso
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
UMBS - Uniform Mortgage-Backed Securities

Scheduled principal and interest payments are guaranteed by:
BAM (Build America Mutual Assurance Co.)
The insurance does not guarantee the market value of the municipal bonds.

*Non-income producing security.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2026 was $46,996,491, which represented 13.0% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2026.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at July 31, 2026 was $2,267,500, or 0.6% of the Series’ Net Assets.

5Floating rate security. Rate shown is the rate in effect as of July 31, 2026.

6Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2026.

7Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of July 31, 2026.

8Rate shown is the current yield as of July 31, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$20,641,517	$20,641,517	$—	$—
Consumer Discretionary	21,164,362	21,164,362	—	—
Consumer Staples	4,721,783	4,721,783	—	—
Financials	36,563,204	36,563,204	—	—
Health Care	32,759,024	32,759,024	—	—
Industrials	38,188,577	38,188,577	—	—
Information Technology	55,938,647	55,938,647	—	—
Materials	7,609,951	7,609,951	—	—

Investment Portfolio - July 31, 2026

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Real Estate	$5,948,098	$5,948,098	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	51,520,402	—	51,520,402	—
States and political subdivisions (municipals)	1,455,095	—	1,455,095	—
Corporate debt:
Communication Services	2,520,815	—	2,520,815	—
Consumer Discretionary	2,094,110	—	2,094,110	—
Consumer Staples	773,708	—	773,708	—
Energy	2,684,158	—	2,684,158	—
Financials	14,522,700	—	14,522,700	—
Health Care	722,105	—	722,105	—
Industrials	1,360,496	—	1,360,496	—
Information Technology	1,059,321	—	1,059,321	—
Materials	1,848,369	—	1,848,369	—
Real Estate	3,256,984	—	3,256,984	—
Utilities	2,176,562	—	2,176,562	—
Asset-backed securities	20,020,626	—	20,020,626	—
Commercial mortgage-backed securities	22,175,610	—	22,175,610	—
Foreign government bonds	1,357,492	—	1,357,492	—
Short-Term Investment	7,232,082	7,232,082	—	—
Total assets	$360,315,798	$230,767,245	$129,548,553	$—

There were no Level 3 securities held by the Series as of October 31, 2025 or July 31, 2026.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.